Discontinued Operations and Disposals	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposals
9.	DISCONTINUED OPERATIONS AND DISPOSALS

9.1	Discontinued operations

On February 18, 2013, Gold Fields completed the separation of its wholly-owned subsidiary, Sibanye Gold (formerly known as GFI Mining South Africa, or GFIMSA), which includes the KDC and Beatrix mining operations. The Spin-off was achieved by way of Gold Fields making a distribution on a pro rata basis of one Sibanye Gold ordinary share for every one Gold Fields share (whether held in the form of shares, American depositary receipts, or ADRs, or international depositary receipts) to Gold Fields shareholders, registered as such in Gold Fields’ register at close of business on February 15, 2013, in terms of section 46 of the South African Companies Act and section 46 of the South African Income Tax Act. The Board of Gold Fields passed the resolution necessary to implement the Spin-off on December 12, 2012. Sibanye Gold shares listed on the JSE, and on the NYSE on February 11, 2013. As of February 18, 2013, or the Spin-off Date, Gold Fields and Sibanye Gold were independent, publicly traded companies with separate public ownership, boards of directors and management.

The distribution was a spin-off to Gold Fields shareholders and was accordingly accounted for at the historical carrying amount of the net assets of Sibanye Gold. The total distribution amounted to $1,033.7 million.

The distribution met the requirements of a discontinued operation, since the operations and cash flows of Sibanye Gold have been eliminated from the on-going operations of the Group as a result of the distribution and Gold Fields did not have any significant continuing involvement in the operation of Sibanye Gold after the distribution, and has been presented as such in these financial statements. Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

December 31, 2013
Product sales	310.7
Costs and expenses	(285.7)

Income before tax and share of equity investee’s profits	25.0
Income and mining tax expense	(5.4)

Income before share of equity investee’s profits	19.6
Share of equity investee’s profits	0.9

Net income	20.5

Property, plant and equipment, net	1,987.3
Non-current investments	187.0
Current assets	285.4
Current liabilities	(234.8)
Non-current liabilities	(1,191.2)

Net carrying value	1,033.7
Net asset value distributed	(1,033.7)

Profit on distribution	—

9.2	Disposal of Chucapaca

During fiscal 2014, Gold Fields sold its 51% interest in Canteras del Hallazgo (entity that housed the Chucapaca exploration project in Peru) to Compañía de Minas Buenaventura S.A.A. Refer note 3(d).

Below is a summary of Chucapaca’s assets and liabilities sold in 2014:

December 31, 2014
Net assets disposed of	8.7
Noncontrolling interest	0.5
Cash received	81.0

Profit on disposal	72.8

9.3	Assets held for sale

Following the decision to dispose of non-core projects, Arctic Platinum was classified as held for sale and valued at the lower of fair value less cost of disposal or carrying value. The disposal is expected to be completed during fiscal 2016.

	December 31, 2015	December 31, 2014
Arctic Platinum [1]	1.0	31.0

Total assets held for sale	1.0	31.0

(1)	Refer to note 4 for details on the impairment in fiscal 2015.